Consolidated Statement of Operations - EUR (€) € in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statement of Operations
Revenues	€ 127,087	€ 129,519	€ 39,563
Other income	28,830	22,093	21,017
Total revenues and other income	155,918	151,612	60,579
Research and development expenditure	(218,502)	(139,573)	(129,714)
General and administrative expenses	(24,415)	(21,744)	(19,127)
Sales and marketing expenses	(2,803)	(1,785)	(1,182)
Total operating expenses	(245,720)	(163,103)	(150,023)
Operating loss	(89,802)	(11,491)	(89,444)
Fair value re-measurement of share subscription agreement		57,479	(30,632)
Other financial income	4,877	9,950	1,987
Other financial expenses	(30,582)	(1,692)	(1,539)
Income / loss (-) before tax	(115,507)	54,246	(119,628)
Income taxes	(198)	(235)	1,218
Net income / loss (-)	(115,704)	54,012	(118,410)
Net income / loss (-) attributable to owners of the parent	€ (115,704)	€ 54,012	€ (118,410)
Basic income / loss (-) per share (in EUR per share)	€ (2.34)	€ 1.18	€ (3.32)
Diluted income / loss (-) per share (in EUR per share)	€ (2.34)	€ 1.14	€ (3.32)
Weighted average number of shares - Basic (in '000 shares)	49,479	45,696	35,700
Weighted average number of shares - Diluted (in '000 shares)	49,479	47,308	35,700